Interest Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Supplemental Income Statement Elements [Abstract]
Interest expense and amortization cost of bonds	$ 21,831	¥ 150,098	¥ 63,354	¥ 113,367
Interest expense on bank borrowings	2,820	19,395	87,916	46,377
Interest expense on capital lease	11,626	79,935	63,757	66,687
Total interest expenses	36,277	249,428	215,027	226,431
Less: Total interest expenses capitalized	(1,943)	(13,362)	(29,714)	(27,842)
Interest expenses, net	$ 34,334	¥ 236,066	¥ 185,313	¥ 198,589